Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region (Table)

	Three Month Period ended June 30, 2020 (unaudited)	Three Month Period ended June 30, 2019 (unaudited)	Six Month Period ended June 30, 2020 (unaudited)	Six Month Period ended June 30, 2019 (unaudited)
Asia	$87,753	$43,466	$161,265	$101,784
Europe	16,659	4,232	33,558	9,148
United States	7,812	10,887	15,258	24,712

Total	$112,224	$58,585	$210,081	$135,704